Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2023
Prepaid expenses and deposits
Prepaid Expenses And Deposits	4. Prepaid expenses and deposits
	December 31,	December 31,
	2023	2022

Prepaid expenses	$53,673	$36,157
Deposit	-	-
	53,673	36,157